FINANCIAL INSTRUMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair market value of derivatives
Derivative assets designated as hedging instruments, classified in other assets	$ 680	$ 98
Derivative liabilities designated as hedging instruments, classified in accounts payable and other accrued liabilities	212	860
Interest rate derivatives, derivative assets not designated as hedging instruments, classified in other assets	6,727	6,023
Foreign exchange contracts, derivatives not designated as hedging instruments, classified in other assets	136	68
Derivative assets not designated as hedging instruments, classified in other assets	6,863	6,091
Interest rate derivatives, derivative not designated as hedging instruments, classified in accounts payable and other accrued liabilities	6,727	6,023
Cash Flow Hedges, Recognized in accumulated other comprehensive income (effective portion), Interest rate derivatives	(747)	(774)	(254)
Cash Flow Hedges, Reclassified from accumulated other comprehensive income (effective portion), Interest rate derivatives - Interest expense to third parties	(4,502)	(6,138)	(6,971)
Cash Flow Hedges, Recognized directly in income (ineffective portion), Interest rate derivatives - Other expenses			20
Interest rate derivatives, other expenses, not designated as hedges			(53)
Foreign exchange contracts, other expenses, not designated as hedges	(285)	(138)	5
Interest Rate Derivatives
Fair market value of derivatives
Total notional amount of interest rate derivatives	3,457,267	2,007,460
Thirteen-month average notional amounts of interest rate derivatives	$ 3,074,793	$ 2,732,953